Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016	Dec. 31, 2016 Investment	Dec. 31, 2015 USD ($) Investment
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			1,369	1,167
Total Fair Value	$ 11,175.9			$ 9,725.1
Gross Unrealized Losses	(139.8)			$ (166.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			1,157	993
Less than 12 Months Fair Value	9,627.3			$ 7,842.3
Less than 12 Months Unrealized Losses	(106.7)			$ (93.9)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			212	174
12 Months or Greater Fair Value	1,548.6			$ 1,882.8
12 Months or Greater Unrealized Losses	(33.1)			$ (72.8)
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			1,281	1,093
Total Fair Value	10,824.2			$ 9,258.5
Gross Unrealized Losses	(121.6)			$ (136.8)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			1,080	928
Less than 12 Months Fair Value	9,432.4			$ 7,556.7
Less than 12 Months Unrealized Losses	(101.2)			$ (78.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			201	165
12 Months or Greater Fair Value	1,391.8			$ 1,701.8
12 Months or Greater Unrealized Losses	(20.4)			$ (58.8)
Fixed maturities | U.S. government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			30	22
Total Fair Value	2,774.0			$ 897.1
Gross Unrealized Losses	(29.1)			$ (0.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			30	22
Less than 12 Months Fair Value	2,774.0			$ 897.1
Less than 12 Months Unrealized Losses	(29.1)			$ (0.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			0	0
12 Months or Greater Fair Value	0.0			$ 0.0
12 Months or Greater Unrealized Losses	0.0			$ 0.0
Fixed maturities | State and local government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			618	290
Total Fair Value	1,497.9			$ 606.7
Gross Unrealized Losses	(20.7)			$ (3.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			584	264
Less than 12 Months Fair Value	1,404.3			$ 500.7
Less than 12 Months Unrealized Losses	(19.6)			$ (2.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			34	26
12 Months or Greater Fair Value	93.6			$ 106.0
12 Months or Greater Unrealized Losses	(1.1)			$ (1.1)
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			184	215
Total Fair Value	2,615.1			$ 2,580.6
Gross Unrealized Losses	(24.3)			$ (33.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			175	197
Less than 12 Months Fair Value	2,559.9			$ 2,294.6
Less than 12 Months Unrealized Losses	(24.0)			$ (25.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			9	18
12 Months or Greater Fair Value	55.2			$ 286.0
12 Months or Greater Unrealized Losses	(0.3)			$ (7.8)
Fixed maturities | Residential mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			178	188
Total Fair Value	917.7			$ 1,294.7
Gross Unrealized Losses	(15.0)			$ (20.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			69	115
Less than 12 Months Fair Value	175.8			$ 493.4
Less than 12 Months Unrealized Losses	(1.1)			$ (3.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			109	73
12 Months or Greater Fair Value	741.9			$ 801.3
12 Months or Greater Unrealized Losses	(13.9)			$ (16.9)
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			55	61
Total Fair Value	36.0			$ 84.9
Gross Unrealized Losses	(0.6)			$ (1.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			48	61
Less than 12 Months Fair Value	33.9			$ 84.9
Less than 12 Months Unrealized Losses	(0.6)			$ (1.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			7	0
12 Months or Greater Fair Value	2.1			$ 0.0
12 Months or Greater Unrealized Losses	0.0			$ 0.0
Fixed maturities | Commercial mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			111	207
Total Fair Value	1,347.3			$ 2,046.5
Gross Unrealized Losses	(25.5)			$ (29.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			85	171
Less than 12 Months Fair Value	1,061.2			$ 1,694.6
Less than 12 Months Unrealized Losses	(22.9)			$ (25.8)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			26	36
12 Months or Greater Fair Value	286.1			$ 351.9
12 Months or Greater Unrealized Losses	(2.6)			$ (3.6)
Fixed maturities | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			103	101
Total Fair Value	1,605.2			$ 1,548.6
Gross Unrealized Losses	(4.4)			$ (5.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			89	92
Less than 12 Months Fair Value	1,423.3			$ 1,472.0
Less than 12 Months Unrealized Losses	(3.9)			$ (4.5)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			14	9
12 Months or Greater Fair Value	181.9			$ 76.6
12 Months or Greater Unrealized Losses	(0.5)			$ (0.6)
Fixed maturities | Redeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			2	9
Total Fair Value	31.0			$ 199.4
Gross Unrealized Losses	(2.0)			$ (43.3)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			0	6
Less than 12 Months Fair Value	0.0			$ 119.4
Less than 12 Months Unrealized Losses	0.0			$ (14.5)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			2	3
12 Months or Greater Fair Value	31.0			$ 80.0
12 Months or Greater Unrealized Losses	(2.0)			$ (28.8)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			88	74
Total Fair Value	351.7			$ 466.6
Gross Unrealized Losses	(18.2)			$ (29.9)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			77	65
Less than 12 Months Fair Value	194.9			$ 285.6
Less than 12 Months Unrealized Losses	(5.5)			$ (15.9)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			11	9
12 Months or Greater Fair Value	156.8			$ 181.0
12 Months or Greater Unrealized Losses	(12.7)			$ (14.0)
Equity securities | Nonredeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions		13	13	10
Total Fair Value	329.6			$ 301.8
Gross Unrealized Losses	(16.1)			$ (15.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			8	5
Less than 12 Months Fair Value	175.2			$ 124.2
Less than 12 Months Unrealized Losses	(3.8)			$ (1.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			5	5
12 Months or Greater Fair Value	154.4			$ 177.6
12 Months or Greater Unrealized Losses	(12.3)			$ (14.0)
Equity securities | Common equities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment			75	64
Total Fair Value	22.1			$ 164.8
Gross Unrealized Losses	(2.1)			$ (14.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | Investment			69	60
Less than 12 Months Fair Value	19.7			$ 161.4
Less than 12 Months Unrealized Losses	(1.7)			$ (14.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | Investment			6	4
12 Months or Greater Fair Value	2.4			$ 3.4
12 Months or Greater Unrealized Losses	$ (0.4)			$ 0.0